Sundry provisions (Details Narrative) - BRL (R$) R$ in Millions		1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Additional disbursement	R$ 410
Payment distributed	R$ 3,405
Written off provision amount			R$ 112
Outstanding amount			673
Current liabilities			90
Noncurrent liabilities			583
Current liabilities			40,218	R$ 28,272
Non-current liabilities			58,163	77,581
Provision For Environmental Damages [Member]
IfrsStatementLineItems [Line Items]
Current liabilities			377	287
Non-current liabilities			595	R$ 755
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Payment of other obligations			35
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Payment of other obligations			35
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Payment of other obligations			55
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Payment of other obligations			158
Leniency Agreements [Member]
IfrsStatementLineItems [Line Items]
Settlement liabilities			3,405
Federal Prosecution Office And U S Swiss Authorities [Member] | Leniency Agreements [Member]
IfrsStatementLineItems [Line Items]
Settlement liabilities		R$ 3,100
U S D [Member]
IfrsStatementLineItems [Line Items]
Current liabilities			42
Non-current liabilities			R$ 2,196
U S D [Member] | Federal Prosecution Office And U S Swiss Authorities [Member] | Leniency Agreements [Member]
IfrsStatementLineItems [Line Items]
Settlement liabilities		R$ 957